NOTE PAYABLE	6 Months Ended
Jun. 30, 2021
Share option exercise price seven [member]
NOTE PAYABLE

5.NOTE PAYABLE

Balance at January 1, 2021	$1,885
Additions	174
Accrued interest	76
Balance at June 30, 2021	$2,135

In 2020, the Company entered into an agreement with Medtronic for a note payable (the “Note”). In connection with the Note, the Company executed and delivered a security agreement in favour of Medtronic. Under the Note agreement, the Company received $1.5 million in cash and owes an additional $559 related to certain legal, transaction and intellectual property related expenses incurred by Medtronic pursuant to the Medtronic agreements and will bear interest at the rate of 8% per annum. The unpaid principal balance owing under the Note, together with any accrued and unpaid interest and all other unpaid obligations under the Note, shall be due and payable in full on the earliest to occur of: (i) June 3, 2023, (ii) a Change of Control (as defined in the Note), or (iii) the completion of the last milestone under the Development Agreement.